OTHER FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2025
Other financial income (expenses), net [Abstract]
Schedule of Other Financial Income (Expenses), Net

	Year ended December 31,
	2025	2024	2023

Interest expense	(214,392)	(196,175)	(125,376)

Finance expense	(214,392)	(196,175)	(125,376)

Interest income	237,532	297,820	255,009

Finance income	237,532	297,820	255,009

Net foreign exchange (loss) gain	(56,506)	(104,024)	98,037
Change in fair value of financial assets	74,897	(145,768)	1,899
Derivative contract results	(6,546)	12,329	(60,183)
Others (1)	(60,409)	(58,396)	(45,932)

Other financial income (expenses), net	(48,564)	(295,859)	(6,179)
(1) It mainly includes the results in connection with the put/call option as per note 3 (e).